FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) $ in Millions	Jun. 30, 2018 USD ($)
Carrying value | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents	$ 317